AVAILABLE-FOR-SALE MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2013
AVAILABLE-FOR-SALE MARKETABLE SECURITIES [Abstract]
AVAILABLE-FOR-SALE MARKETABLE SECURITIES
NOTE 3:	AVAILABLE-FOR-SALE MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities:

	December 31, 2013				December 31, 2012
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Available-for-sale - matures within one year:
Governmental debentures	$-	$-	$-	$-	$200	$1	$-	$201
Corporate debentures	3,921	7	-	3,928	3,701	12	-	3,713

	3,921	7	-	3,928	3,901	13	-	3,914
Available-for-sale - matures after one year through three years:
Governmental debentures	1,673	4	(1)	1,676	933	4	(4)	933
Corporate debentures	35,163	77	(46)	35,194	9,946	48	-	9,994

	36,836	81	(47)	36,870	10,879	52	(4)	10,927

	$40,757	$88	$(47)	$40,798	$14,780	$65	$(4)	$14,841

All investments with unrealized loss as of December 31, 2013 are with continuous unrealized losses for less than 12 months.